Borrowings, other debts and derivative liabilities	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Borrowings, other debts and derivative liabilities
22.	Borrowings, other debts and derivative liabilities
Short-term borrowings
The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2022 and 2023. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Bank borrowings	134,540	86,261
Current portion of long-term bank borrowings	26,586	—

Total	161,126	86,261

Bank borrowings
As of March 31, 2022 and 2023, the Company obtained short-term bank borrowings of RMB161.1 million and RMB86.3 million in aggregate, of which RMB110.5 million and RMB63.9 million were collateralized by short-term investments, respectively. The weighted average interest rate for the outstanding borrowings were approximately 2.63% and 3.98%, respectively. These short-term bank borrowings did not include any restrictive covenants. As of March 31, 2022 and 2023, the unused facility for the short-term borrowing were RMB170.3 million and RMB

213.0 million, respectively.
As of March 31, 2023, the Company has not obtained long-term bank borrowings. As of March 31, 2023, the unused facility for the long-term borrowings was none.

Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2021 and 2022 are as followings:

	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB
For the year ending March 31,
- Within 1 year	161,126	86,261

Total	161,126	86,261

As of the date of this annual report, all the outstanding short-term borrowing as of March 31, 2023 was subsequently settled.
Other debts
Other debts –
non-current
consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Loan from CMB (a)	86,373	—
Loan from Chong Li (b)	70,001	73,981
Loan for Yoken Series A-1 Warrant (c)	23,188	27,346
Payable for investment	1,500	1,500

Total	181,062	102,827

(a) Loan from CMB
Guangcheng signed loan agreement with CMB in March 2020 (“Loan from CMB”). The loan was interest-free with a principal amount of US$46 million. The term is 2 years and can be extended if agreed by both CMB and Guangcheng.
The Company accounts for Loan from CMB as a long-term debt initially recognized in the amount of RMB303 million (which is the present value of the principal amount of US$46 million) and subsequently measured at amortized cost. During the years ended March 31, 2022 and 2023, the Company repaid the principal of Loan from CMB in the amount of RMB235.0 million and RMB87.9 million, respectively. For the years ended March 31, 2022 and 2023, the Company recorded RMB8.9 million and RMB1.5 million interest expenses of Loan from CMB.
The Company issued preferred shares to be settled by CMB after CMB receiving the repayment of the Loan from CMB. The Company recorded a receivable for issuance of preferred shares in the amount of RMB303 million (which is the present value of the principal amount of US$46 million) in mezzanine equity for the consideration of the preferred shares not yet received from the investors. After the completion of the IPO in October 2020, the preferred shares were automatically converted into Class A ordinary shares. The Company accounted for the consideration of such-converted ordinary shares as receivable for issuance of ordinary shares in equity. As of March 31, 2022 and 2023, the receivable for issuance of ordinary shares is RMB86.4 million and nil, respectively (Note 23).

(b) Loan from Chong Li
Guangcheng signed loan agreement with Chong Li in March 2020 (“Loan from Chong Li”). The loan was interest-free with a principal amount of RMB128 million. The term is 5 years and can be extended if agreed by both Chong Li and Guangcheng.

The Company accounted for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. During the years ended March 31, 2022 and 2023, the Company repaid the principal of Loan from Chong Li of RMB35.9 million and RMB36.4 million, respectively. For the years ended March 31, 2022 and 2023, the Company recorded interest expenses of RMB5.1 million and RMB4.5 million, respectively.
The Company issued preferred shares to be settled by Superb Origin International Limited (“Superb Origin”, Chong Li is the 100% equity owner of Superb Origin) after Guangcheng repaid the Loan from Chong Li. The Company recorded a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the preferred shares not yet received from Superb Origin. After the completion of the IPO in October 2020, preferred shares were automatically converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ equity (Note 23).

(c)
Yoken Series
A-1
Warrant
On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series
A-1
SPA”). According to the Yoken Series
A-1
SPA, Yoken will issue each investor a warrant (“Yoken Series
A-1
Warrant”) to purchase certain quantity of Yoken’s Series
A-1
Preferred Shares (“Yoken Series
A-1
Preferred Shares”). As the consideration for each Yoken Series
A-1
Warrant, the respective investor shall provide a loan (“Loan for Yoken Series
A-1
Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series
A-1
Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series
A-1
Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series
A-1
SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series
A-1
Warrant was RMB18 million.

On October 23, 2020, one of the investors terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series
A-1
Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million. On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series
A-1
Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series
A-1
Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gains, net (Note 17). The Company recognized the Yoken Series
A-1
Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2022 and 2023, the carrying value of Yoken Series
A-1
Warrant were RMB23.2 million and RMB27.3 million, respectively, and fair value of conversion feature were RMB9.1 million and RMB7.9 million, respectively.
Derivative liabilities

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Conversion feature of Yoken Series A-1 Warrant (a)	9,086	7,850
Forward exchange contracts (b)	—	2,851

Total	9,086	10,701

For the initial recognition of each debt instrument that has a bifurcated derivative liability (i.e., embedded warrant or conversion feature), out of the total consideration received, the derivative liability is recognized at fair value and the remaining consideration (net of issuance costs) is then allocated to the host debt instrument. The derivative liability is subsequently carried at fair value with any changes in fair value recognized currently in the income statement. The host debt instrument is subsequently amortized using the effective interest rate method. Upon conversion of the host debt instrument into the Preferred Shares or debt repayment, both the host debt instrument and the respective derivative liability are subject to extinguishment accounting with a gain or loss recognized from the difference between the recoded values of both liabilities and the fair value of consideration given by the Company (i.e., the Preferred Shares or cash).
(a) The warrant issued in connection with Yoken Series
A-1
Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.
The Company assessed the embedded warrant along with the conversion features in Yoken Series
A-1
Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.

(b) In June and December 2021 and March 2022, the Company entered three new forward exchange contracts with a financial institution. Pursuant to which, the financial institution agreed to purchase US$8 million, US$4 million and US$5 million from the Company in exchange of RMB52.4 million, RMB26.1 million and RMB32.1 million at a fixed foreign exchange rate of 6.5452, 6.5128 and 6.4200 on June 2022, December 2022 and March 2023, respectively. The Company settled in advance with amount of US$11 million and recorded the fair value gain in the amount of RMB1.2 million as fair value change of derivative liabilities. For the year ended March 31, 2022, the fair value gain of the rest forward exchange contracts was RMB0.9 million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB0.7 million and was recorded as prepayments and other current assets.
In December 2022 and March 2023, the forward exchange contracts which signed in December 2021 and March 2022 were renewed to December 2023 and March 2024 respectively. And the Company settled in advance with amount of US$1.5 million and recorded the fair value gain in the amount of RMB0.1 million as fair value change of derivative liabilities. For the year ended March 31, 2023, the fair value loss of the rest forward exchange contracts was RMB(3.6) million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB2.9 million and was recorded as derivative liabilities.